American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
December 31, 2025

Short Duration Strategic Income Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 45.1%
Aerospace and Defense — 1.0%
Boeing Co., 6.30%, 5/1/29	2,984,000	3,168,394
Spirit AeroSystems, Inc., 4.60%, 6/15/28	2,285,000	2,289,296
TransDigm, Inc., 4.625%, 1/15/29	1,545,000	1,536,101
TransDigm, Inc., 4.875%, 5/1/29	1,545,000	1,542,307
		8,536,098
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,957,861
Automobiles — 1.0%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	3,025,000	3,042,315
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	1,530,000	1,549,695
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	3,650,000	3,702,160
		8,294,170
Banks — 9.2%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	3,000,000	2,748,135
Bank of Montreal, VRN, 3.80%, 12/15/32	3,125,000	3,088,974
Bank of Montreal, VRN, 7.70%, 5/26/84	2,814,000	2,989,745
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	1,671,000	1,775,830
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	880,000	945,992
Banque Federative du Credit Mutuel SA, 4.59%, 10/16/28(1)	2,081,000	2,103,905
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	2,200,000	2,164,085
Comerica, Inc., VRN, 5.98%, 1/30/30	1,600,000	1,669,431
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	1,876,000	2,065,190
First Horizon Bank, 5.75%, 5/1/30	1,800,000	1,861,950
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	3,305,000	3,329,147
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	346,000	363,085
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	1,575,000	1,576,797
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	1,380,000	1,387,387
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	4,187,000	3,996,983
KBC Group NV, VRN, 4.45%, 9/23/31(1)	2,528,000	2,524,294
Morgan Stanley Bank NA, VRN, 5.02%, 1/12/29	4,040,000	4,115,116
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	485,000	491,743
Morgan Stanley Private Bank NA, VRN, 4.47%, 11/19/31	3,923,000	3,934,125
NatWest Group PLC, VRN, 3.03%, 11/28/35	2,310,000	2,125,649
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	3,080,000	3,097,603
Royal Bank of Canada, VRN, 4.00%, 11/3/28	2,945,000	2,948,229
Royal Bank of Canada, VRN, 4.50%, 8/6/29	2,011,000	2,031,435
Toronto-Dominion Bank, 4.11%, 10/13/28	2,310,000	2,316,082
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	2,887,000	3,046,734
Truist Bank, VRN, 4.67%, 5/20/27	1,470,000	1,472,636
Truist Bank, VRN, 4.63%, 9/17/29	980,000	983,663
Truist Bank, VRN, 4.14%, 10/23/29	3,882,000	3,879,615
UWM Holdings LLC, 6.25%, 3/15/31(1)	635,000	634,293
Wells Fargo & Co., VRN, 4.97%, 4/23/29	1,465,000	1,492,506
Zions Bancorp NA, 3.25%, 10/29/29	4,250,000	4,005,841
Zions Bancorp NA, VRN, 4.70%, 8/18/28	3,801,000	3,803,923
		74,970,123

Building Products — 0.6%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	2,020,000	1,925,184
Standard Industries, Inc., 4.75%, 1/15/28(1)	2,660,000	2,656,000
		4,581,184
Capital Markets — 4.6%
Ares Strategic Income Fund, 5.70%, 3/15/28	1,114,000	1,129,596
Blackstone Private Credit Fund, 5.95%, 7/16/29	2,080,000	2,123,094
Blue Owl Capital Corp., 3.40%, 7/15/26	3,880,000	3,854,047
Blue Owl Capital Corp., 5.95%, 3/15/29	515,000	519,880
Blue Owl Credit Income Corp., 7.75%, 1/15/29	3,130,000	3,313,160
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	2,228,000	2,243,166
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	1,021,306
Coinbase Global, Inc., 3.375%, 10/1/28(1)	1,695,000	1,616,053
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,540,000	1,609,206
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,559,000	1,645,773
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	1,655,000	1,667,137
HPS Corporate Lending Fund, 5.45%, 1/14/28	1,965,000	1,987,353
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	605,000	602,050
Morgan Stanley, VRN, 4.99%, 4/12/29	968,000	987,282
Morgan Stanley, VRN, 4.13%, 10/18/29	2,740,000	2,739,476
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	1,934,000	1,931,044
Northern Trust Corp., VRN, 3.375%, 5/8/32	3,892,000	3,839,656
S&P Global, Inc., 4.25%, 1/15/31(1)	2,554,000	2,554,159
State Street Corp., VRN, 3.03%, 11/1/34	2,480,000	2,342,779
		37,726,217
Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	1,472,000	606,511
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	631,000	247,106
		853,617
Consumer Finance — 0.9%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	1,545,000	1,533,892
Bread Financial Holdings, Inc., 6.75%, 5/15/31(1)	1,985,000	2,057,582
OneMain Finance Corp., 6.125%, 5/15/30	555,000	567,172
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	3,360,000	3,406,949
		7,565,595
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	988,000	999,652
Diversified REITs — 2.8%
American Assets Trust LP, 3.375%, 2/1/31	3,000,000	2,735,941
Brandywine Operating Partnership LP, 8.875%, 4/12/29	2,840,000	3,063,090
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	2,725,000	2,733,846
Global Net Lease, Inc., 4.50%, 9/30/28(1)	2,740,000	2,695,540
Kilroy Realty LP, 4.25%, 8/15/29	2,705,000	2,653,916
Kilroy Realty LP, 3.05%, 2/15/30	455,000	423,708
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	1,353,000	1,445,922
Piedmont Operating Partnership LP, 6.875%, 7/15/29	240,000	255,046
Trust 2401, 4.87%, 1/15/30(1)	2,352,000	2,318,272
Trust Fibra Uno, 4.87%, 1/15/30(1)	1,441,000	1,411,171
Vornado Realty LP, 2.15%, 6/1/26	3,260,000	3,224,711
		22,961,163
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 7.30%, 8/15/26	1,725,000	1,753,297
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	3,439,000	3,629,909
Sprint Capital Corp., 6.875%, 11/15/28	1,440,000	1,545,806
		6,929,012

Electric Utilities — 2.8%
Alliant Energy Corp., VRN, 5.75%, 4/1/56		2,806,000	2,804,942
American Electric Power Co., Inc., VRN, 5.80%, 3/15/56		562,000	558,181
American Electric Power Co., Inc., VRN, 6.05%, 3/15/56		1,269,000	1,247,446
Black Hills Corp., 4.55%, 1/31/31		2,893,000	2,894,914
Duke Energy Florida LLC, 4.20%, 12/1/30		822,000	823,589
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76		1,594,000	1,607,919
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56		2,000,000	2,004,499
Evergy Kansas Central, Inc., 4.70%, 3/13/28		1,186,000	1,204,683
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)		1,603,000	1,626,090
Jersey Central Power & Light Co., 4.15%, 1/15/29(1)		2,407,000	2,403,661
Pinnacle West Capital Corp., 5.15%, 5/15/30		1,325,000	1,365,889
Southern Co., Series B, VRN, 4.00%, 1/15/51		3,485,000	3,496,206
VoltaGrid LLC, 7.375%, 11/1/30(1)		780,000	773,160
			22,811,179
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.05%, 2/15/26		2,520,000	2,524,987
Energy Equipment and Services — 0.1%
Enerflex, Inc., 6.875%, 1/15/31(1)		644,000	658,775
Entertainment — 0.6%
Warnermedia Holdings, Inc., 3.76%, 3/15/27		2,664,000	2,634,030
Warnermedia Holdings, Inc., 4.30%, 1/17/30	EUR	1,704,000	1,925,384
			4,559,414
Financial Services — 2.9%
Antares Holdings LP, 6.35%, 10/23/29(1)		2,730,000	2,788,132
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)		1,506,000	1,554,573
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)		2,395,000	2,404,819
Corebridge Global Funding, 4.45%, 10/2/30(1)		2,505,000	2,498,502
Deutsche Bank AG, VRN, 4.47%, 12/10/31		2,425,000	2,417,273
Deutsche Bank AG, VRN, 4.875%, 12/1/32		3,878,000	3,895,788
Essent Group Ltd., 6.25%, 7/1/29		2,010,000	2,099,358
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		2,887,000	2,869,179
NMI Holdings, Inc., 6.00%, 8/15/29		1,600,000	1,658,768
Rocket Cos., Inc., 6.125%, 8/1/30(1)		755,000	780,862
Rocket Cos., Inc., 6.375%, 8/1/33(1)		635,000	662,857
			23,630,111
Food Products — 0.1%
MARB BondCo PLC, 3.95%, 1/29/31(1)		1,178,000	1,068,884
Gas Utilities — 0.1%
Spire, Inc., VRN, 6.25%, 6/1/56		1,177,000	1,173,018
Ground Transportation — 0.3%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)		2,200,000	2,199,624
Health Care Equipment and Supplies — 0.6%
Baxter International, Inc., 4.45%, 2/15/29		2,680,000	2,690,069
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)		1,888,000	1,954,101
			4,644,170
Health Care Providers and Services — 0.7%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)		1,615,000	1,556,854
IQVIA, Inc., 5.00%, 5/15/27(1)		2,250,000	2,251,061
Universal Health Services, Inc., 1.65%, 9/1/26		2,163,000	2,126,986
			5,934,901
Hotel & Resort REITs — 0.3%
Service Properties Trust, 0.00%, 9/30/27(1)(2)		2,827,000	2,555,671
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp., 5.125%, 5/1/29(1)		872,000	882,106

Household Durables — 0.3%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	946,000	963,661
TopBuild Corp., 3.625%, 3/15/29(1)	1,475,000	1,429,811
		2,393,472
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	1,850,000	1,871,414
Insurance — 1.8%
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	2,085,000	2,175,333
F&G Annuities & Life, Inc., 6.50%, 6/4/29	2,410,000	2,514,141
Fortitude Global Funding, 4.625%, 10/6/28(1)	1,268,000	1,269,820
GA Global Funding Trust, 2.25%, 1/6/27(1)	2,650,000	2,602,665
GA Global Funding Trust, 4.40%, 9/23/27(1)	1,590,000	1,596,949
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	2,000,000	1,970,621
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	2,795,000	2,756,574
		14,886,103
IT Services — 0.5%
CoreWeave, Inc., 9.25%, 6/1/30(1)	1,494,000	1,390,627
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,485,000	2,384,690
		3,775,317
Leisure Products — 0.3%
Mattel, Inc., 5.875%, 12/15/27(1)	2,270,000	2,270,502
Life Sciences Tools and Services — 0.2%
Illumina, Inc., 4.65%, 9/9/26	1,291,000	1,295,569
Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	3,837,000	3,833,951
Discovery Communications LLC, 3.95%, 3/20/28	1,404,000	1,348,472
Discovery Communications LLC, 4.125%, 5/15/29	2,030,000	1,963,376
Lamar Media Corp., 3.75%, 2/15/28	1,935,000	1,906,229
Nexstar Media, Inc., 4.75%, 11/1/28(1)	3,860,000	3,834,041
Paramount Global, 2.90%, 1/15/27	3,113,000	3,063,865
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	1,185,000	1,159,909
TEGNA, Inc., 4.625%, 3/15/28	1,975,000	1,956,070
Univision Communications, Inc., 7.375%, 6/30/30(1)	1,950,000	1,988,992
		21,054,905
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	2,287,000	2,426,445
Multi-Utilities — 0.5%
Sempra, VRN, 4.125%, 4/1/52	2,657,000	2,613,378
WEC Energy Group, Inc., VRN, 5.625%, 5/15/56	1,144,000	1,152,057
		3,765,435
Oil, Gas and Consumable Fuels — 4.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,350,000	1,414,028
Cenovus Energy, Inc., 4.65%, 3/20/31	3,925,000	3,914,070
Enbridge, Inc., VRN, 6.00%, 1/15/77	3,720,000	3,741,204
Energy Transfer LP, 5.625%, 5/1/27(1)	1,550,000	1,550,845
EOG Resources, Inc., 4.40%, 1/15/31	2,749,000	2,760,681
Equinor ASA, 4.50%, 9/3/30	2,703,000	2,743,436
Expand Energy Corp., 6.75%, 4/15/29(1)	285,000	286,696
Expand Energy Corp., 5.375%, 3/15/30	1,920,000	1,946,453
Ovintiv, Inc., 7.20%, 11/1/31	990,000	1,093,772
Ovintiv, Inc., 7.375%, 11/1/31	790,000	881,725
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	608,000	613,564
Petroleos Mexicanos, 5.95%, 1/28/31	5,885,000	5,699,430
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	541,000	529,020
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(1)	1,631,000	1,654,886

SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(1)	1,203,000	1,144,654
Sunoco LP, 5.875%, 3/15/34(1)	1,572,000	1,572,600
Targa Resources Corp., 4.35%, 1/15/29	2,720,000	2,728,222
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	1,860,000	1,885,005
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	1,330,000	1,355,169
Western Midstream Operating LP, 4.80%, 3/1/31	822,000	821,860
		38,337,320
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	1,494,000	1,452,185
Passenger Airlines — 0.7%
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	65,870	65,634
American Airlines, Inc., 7.25%, 2/15/28(1)	1,495,000	1,529,087
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	127	127
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	1,630,000	1,668,810
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	1,125,000	1,134,378
United Airlines, Inc., 4.625%, 4/15/29(1)	1,170,000	1,165,750
		5,563,786
Professional Services — 0.2%
Concentrix Corp., 6.60%, 8/2/28	1,895,000	1,955,310
Real Estate Management and Development — 0.2%
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)	1,370,000	1,364,969
Semiconductors and Semiconductor Equipment — 0.5%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	2,535,000	2,618,314
Intel Corp., 4.875%, 2/10/26	1,770,000	1,771,184
		4,389,498
Software — 0.3%
AppLovin Corp., 5.125%, 12/1/29	2,160,000	2,216,301
Specialized REITs — 0.4%
SBA Communications Corp., 3.125%, 2/1/29	3,782,000	3,620,887
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	1,179,000	1,189,811
Trading Companies and Distributors — 0.6%
Aircastle Ltd., 6.50%, 7/18/28(1)	2,160,000	2,271,487
Herc Holdings, Inc., 7.00%, 6/15/30(1)	2,720,000	2,864,224
		5,135,711
TOTAL CORPORATE BONDS (Cost $364,589,245)		367,982,472
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.8%
Private Sponsor Collateralized Mortgage Obligations — 14.7%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	425,770	422,176
Bravo Residential Funding Trust, Series 2025-NQM3, Class A1, 5.57%, 3/25/65(1)	1,773,151	1,789,549
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B, 5.46%, 7/25/65(1)	2,612,449	2,633,559
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	2,262,272	2,183,115
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	1,535,733	1,546,098
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	1,097,846	1,113,517
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	2,132,322	2,145,917
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	529,834	529,920
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	1,072,395	1,074,295
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	319,808	319,629
Chase Home Lending Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 12/25/55(1)	2,502,457	2,534,183
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(1)	2,160,716	2,176,412
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(1)	2,672,085	2,710,008
Chase Home Lending Mortgage Trust, Series 2025-8, Class A9, VRN, 6.25%, 6/25/56(1)	2,309,588	2,341,247
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, VRN, 5.50%, 6/25/56(1)	3,264,271	3,288,490
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	1,726,905	1,734,487

Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	3,145,818	3,190,533
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	1,098,980	1,112,813
Cross Mortgage Trust, Series 2024-H3, Class A2, 6.58%, 6/25/69(1)	1,672,595	1,691,966
EFMT, Series 2025-NQM3, Class A1B, 5.49%, 8/25/70(1)	3,327,241	3,352,335
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	1,183,862	1,184,729
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(1)	1,558,103	1,568,758
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(1)	2,819,831	2,862,656
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, VRN, 5.50%, 12/25/55(1)	2,336,229	2,349,916
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	1,350,428	1,368,121
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	2,638,643	2,669,091
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	1,439,018	1,447,452
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	1,065,358	1,070,448
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	1,258,066	1,260,443
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	1,745,861	1,761,498
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	611,444	613,812
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	322,136	322,398
JP Morgan Mortgage Trust, Series 2024-8, Class A3, VRN, 5.50%, 1/25/55(1)	1,044,262	1,052,947
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	503,392	503,418
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	497,013	496,999
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	1,135,094	1,153,087
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	2,185,414	2,209,274
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	3,436,842	3,490,791
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1B, 5.57%, 9/25/65(1)	2,025,878	2,042,504
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	1,603,549	1,613,412
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	867,441	879,782
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	650,697	654,382
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A3, 6.14%, 11/25/69(1)	2,879,061	2,916,719
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	612,853	615,180
OBX Trust, Series 2024-NQM10, Class A3, 6.43%, 5/25/64(1)	420,346	424,829
OBX Trust, Series 2024-NQM11, Class A3, 6.23%, 6/25/64(1)	1,770,225	1,787,118
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	1,191,365	1,205,695
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	1,065,188	1,078,533
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	2,789,644	2,834,983
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	3,689,225	3,716,908
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	2,054,409	2,066,599
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	2,494,258	2,508,888
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(1)	2,891,624	2,931,423
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	1,868,137	1,872,012
Rate Mortgage Trust, Series 2024-J4, Class A5, SEQ, VRN, 5.50%, 12/25/54(1)	1,676,967	1,689,354
Rate Mortgage Trust, Series 2025-J2, Class A5, VRN, 5.50%, 7/25/55(1)	3,272,792	3,286,159
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	388,880	389,470
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	638,880	642,104
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	784,424	784,585
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	1,325,273	1,330,813
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	849,439	853,391
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(1)	3,047,469	3,059,089
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(1)	2,725,013	2,735,201
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(1)	1,921,669	1,933,849
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.27%, (30-day average SOFR plus 3.40%), 11/25/33(1)	714,667	720,313
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	1,284,549	1,302,040
Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, 6/25/69(1)	1,348,792	1,365,205
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	1,327,985	1,344,946
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)	2,510,973	2,529,736
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 5/25/70(1)	1,187,066	1,194,638
		119,585,947

U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 6.82%, (30-day average SOFR plus 2.95%), 6/25/42(1)		564,579	575,322
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.02%, (30-day average SOFR plus 2.15%), 9/25/42(1)		169,273	170,168
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46		1,119,899	192,967
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47		700,574	105,179
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42		1,065,325	147,260
			1,190,896
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,689,344)			120,776,843
U.S. TREASURY SECURITIES — 10.1%
U.S. Treasury Notes, 4.50%, 5/15/27(3)		400,000	405,344
U.S. Treasury Notes, 3.875%, 10/15/27(3)		900,000	906,117
U.S. Treasury Notes, 4.625%, 9/30/28(3)		1,000,000	1,028,418
U.S. Treasury Notes, 3.50%, 11/15/28		10,000,000	9,990,234
U.S. Treasury Notes, 3.50%, 12/15/28		14,000,000	13,984,141
U.S. Treasury Notes, 4.125%, 3/31/29		55,000,000	55,921,680
TOTAL U.S. TREASURY SECURITIES (Cost $81,763,742)			82,235,934
ASSET-BACKED SECURITIES — 9.8%
ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(1)		1,854,240	1,876,069
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)		2,395,578	2,396,292
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)		1,851,000	1,856,416
BHG Securitization Trust, Series 2025-1CON, Class B, 5.26%, 4/17/36(1)		2,048,474	2,071,242
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,114,446	1,072,115
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		564,776	559,175
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)		3,342,769	3,231,471
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)		3,349,000	3,404,839
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(1)		2,714,155	2,669,786
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,323,487
Concord Music Royalties LLC, Series 2024-1A, Class A, SEQ, 5.64%, 10/20/74(1)		4,087,000	4,126,547
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)		2,362,000	2,382,387
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		2,862,000	2,849,124
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)		1,356,000	1,292,241
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		914,286	901,327
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)		2,300,000	2,293,892
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		331,517	328,601
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)		1,142,950	941,401
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.47%, (30-day average SOFR plus 1.60%), 8/25/54(1)		943,090	945,786
Hilton Grand Vacations Trust, Series 2019-AA, Class A, SEQ, 2.34%, 7/25/33(1)		1,899,893	1,894,613
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		606,774	624,524
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)		2,671,000	2,698,995
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		2,300,067	2,329,781
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)		1,329,044	1,341,523
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)		2,293,000	2,305,611
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)		2,895,553	2,216,644
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)		936,694	903,295
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		2,500,000	1,571,356
NP SPE IX LP, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		347,325	344,145
OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class B, 5.42%, 10/17/31(1)		1,357,000	1,361,834
PowerPay Issuance Trust, Series 2025-1A, Class A, SEQ, 5.23%, 11/18/41(1)		1,881,681	1,888,396
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		444,268	451,254
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		2,675,000	2,714,102
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)		1,265,000	1,272,090
Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class B, 5.50%, 4/25/34(1)		3,603,967	3,639,069
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33(1)		888,144	901,066

Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	2,350,000	2,364,061
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	2,166,000	2,217,895
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	1,254,225	1,202,102
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	1,993,738	2,041,397
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	2,500,000	2,465,463
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	2,339,519	2,384,620
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	1,274,302	1,290,817
Wireless PropCo Funding LLC, Series 2025-1A, Class A2, SEQ, 4.07%, 6/25/55(1)	1,110,265	1,078,825
TOTAL ASSET-BACKED SECURITIES (Cost $80,133,082)		80,025,676
CONVERTIBLE PREFERRED SECURITIES — 7.5%
Banks — 7.0%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	1,691,000	1,718,582
Banco Bilbao Vizcaya Argentaria SA, 6.125%	3,800,000	3,845,649
Banco Davivienda SA, 6.65%(1)	1,338,000	1,270,864
Banco Mercantil del Norte SA, 5.875%(1)	1,091,000	1,088,505
Banco Mercantil del Norte SA, 7.50%(1)	1,600,000	1,655,013
Banco Santander SA, 4.75%	3,500,000	3,498,333
Barclays PLC, 8.00%	838,000	897,587
BNP Paribas SA, 8.50%(1)	5,420,000	5,766,414
Danske Bank AS, 4.375%	3,853,000	3,850,959
HSBC Holdings PLC, 6.00%	3,089,000	3,125,206
HSBC Holdings PLC, 6.875%	706,000	732,843
ING Groep NV, 5.75%	3,210,000	3,227,658
ING Groep NV, 7.50%	2,518,000	2,625,775
Lloyds Banking Group PLC, 6.75%	1,487,000	1,503,754
Macquarie Bank Ltd., 6.125%(1)	3,537,000	3,599,863
Nordea Bank Abp, 6.625%(1)	2,660,000	2,692,614
Skandinaviska Enskilda Banken AB, 6.875%	4,400,000	4,517,824
Societe Generale SA, 4.75%(1)	760,000	758,146
Societe Generale SA, 9.375%(1)	3,015,000	3,222,920
Standard Chartered PLC, 7.75%(1)	754,000	785,513
Svenska Handelsbanken AB, 4.375%	2,800,000	2,776,869
Swedbank AB, VRN, 7.625%	3,600,000	3,774,169
		56,935,060
Capital Markets — 0.5%
UBS Group AG, 9.25%(1)	3,510,000	3,861,698
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $59,733,362)		60,796,758
PREFERRED SECURITIES — 3.7%
Banks — 1.2%
Bank of America Corp., 4.375%	1,710,000	1,692,806
Citigroup, Inc., 3.875%	3,497,000	3,497,795
JPMorgan Chase & Co., 3.65%	2,872,000	2,857,597
KeyCorp, 5.00%	1,970,000	1,962,183
		10,010,381
Capital Markets — 1.2%
Charles Schwab Corp., 4.00%	3,286,000	3,267,941
Goldman Sachs Group, Inc., 3.80%	2,290,000	2,270,710
Goldman Sachs Group, Inc., 7.38%	2,235,000	2,247,972
Northern Trust Corp., 4.60%	1,905,000	1,901,680
		9,688,303
Electric Utilities — 0.1%
NRG Energy, Inc., 10.25%(1)	1,062,000	1,160,629

Oil, Gas and Consumable Fuels — 0.6%
Energy Transfer LP, 6.50%	3,750,000	3,782,359
Sunoco LP, 7.875%(1)	926,000	951,965
		4,734,324
Trading Companies and Distributors — 0.6%
Air Lease Corp., 4.65%	1,875,000	1,862,692
Aircastle Ltd., 5.25%(1)	3,003,000	3,009,108
		4,871,800
TOTAL PREFERRED SECURITIES (Cost $30,170,006)		30,465,437
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	462,000	384,174
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	612,000	525,368
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.02%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)	1,683,000	22,072
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 6.71%, (1-month SOFR plus 2.96%), 11/15/34(1)(4)(5)	1,581,000	10,261
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	921,010	873,776
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.10%, 7/15/51(1)	834,000	666,209
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	463,000	279,009
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.02%, (1-month SOFR plus 1.26%), 11/15/38(1)	799,000	793,906
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.37%, (1-month SOFR plus 1.61%), 11/15/38(1)	1,726,000	1,713,032
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.26%, (1-month SOFR plus 1.51%), 3/15/38(1)	2,180,500	2,168,708
LQR Trust, Series 2025-CALI, Class C, VRN, 5.98%, (1-month SOFR plus 2.25%), 1/15/43	3,131,000	3,138,599
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	437,000	370,538
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	769,000	649,853
NCMF Trust, Series 2025-MFS, Class C, VRN, 6.04%, 6/10/33(1)	2,954,000	3,008,591
SCG Mortgage Trust, Series 2024-MSP, Class B, VRN, 6.19%, (1-month SOFR plus 2.44%), 4/15/41(1)	2,564,000	2,567,758
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.20%, (1-month SOFR plus 2.45%), 10/15/41(1)	2,171,000	2,180,689
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.10%, (1-month SOFR plus 1.35%), 1/15/39(1)	1,000,000	998,270
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.19%, (1-month SOFR plus 1.44%), 2/15/42(1)	2,250,000	2,232,551
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	2,990,000	3,025,742
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	1,929,000	1,881,884
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	381,000	349,920
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(1)	1,939,000	1,937,869
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	393,000	337,302
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	470,000	320,382
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $33,069,802)		30,436,463
COLLATERALIZED LOAN OBLIGATIONS — 0.8%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.21%, (1-month SOFR plus 1.46%), 11/15/36(1)	578,076	578,363
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.01%, (1-month SOFR plus 2.26%), 9/15/35(1)	1,130,243	1,131,164
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 5.81%, (3-month SOFR plus 1.96%), 11/15/28(1)	1,633,904	1,638,938
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 5.86%, (3-month SOFR plus 1.96%), 1/16/31(1)	484,037	484,374
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 5.68%, (3-month SOFR plus 1.80%), 10/20/34(1)	2,925,000	2,930,850
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,692,749)		6,763,689
MUNICIPAL SECURITIES — 0.3%
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1) (Cost $1,920,000)	1,920,000	1,928,404
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Mexico — 0.2%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1) (Cost $1,874,582)	1,879,000	1,916,279

BANK LOAN OBLIGATIONS(6) — 0.2%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2025 Term Loan K, 5.97%, (1-month SOFR plus 2.25%), 3/22/30	989,981	993,961
Passenger Airlines — 0.1%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.00%, (6-month SOFR plus 2.25%), 2/15/28	470,450	472,264
TOTAL BANK LOAN OBLIGATIONS (Cost $1,458,523)		1,466,225
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreements — 3.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 10/15/27, valued at $26,144,672), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $25,637,440) (Cost $25,632,000)		25,632,000
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $806,726,437)		810,426,180
OTHER ASSETS AND LIABILITIES — 0.6%		5,047,410
TOTAL NET ASSETS — 100.0%		$815,473,590

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,328,897	CAD	1,821,418	Morgan Stanley & Co. LLC	3/18/26	$(2,457)
USD	2,012,899	EUR	1,702,948	Citibank NA	3/18/26	4,846
						$2,389

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	584	March 2026	$121,932,812	$82,433
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	197	March 2026	$22,150,187	$106,224
U.S. Treasury 10-Year Ultra Notes	83	March 2026	9,546,297	58,991
U.S. Treasury 5-Year Notes	208	March 2026	22,735,375	(64,408)
			$54,431,859	$100,807
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $420,946,704, which represented 51.6% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,345,181.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$367,982,472	—
Collateralized Mortgage Obligations	—	120,776,843	—
U.S. Treasury Securities	—	82,235,934	—
Asset-Backed Securities	—	80,025,676	—
Convertible Preferred Securities	—	60,796,758	—
Preferred Securities	—	30,465,437	—
Commercial Mortgage-Backed Securities	—	30,436,463	—
Collateralized Loan Obligations	—	6,763,689	—
Municipal Securities	—	1,928,404	—
Sovereign Governments and Agencies	—	1,916,279	—
Bank Loan Obligations	—	1,466,225	—
Short-Term Investments	—	25,632,000	—
	—	$810,426,180	—
Other Financial Instruments
Futures Contracts	$247,648	—	—
Forward Foreign Currency Exchange Contracts	—	$4,846	—
	$247,648	$4,846	—

Liabilities
Other Financial Instruments
Futures Contracts	$64,408	—	—
Forward Foreign Currency Exchange Contracts	—	$2,457	—
	$64,408	$2,457	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.